Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2018	2017	2016
Other distributions (1)	—	9.2	—

(1) Non cash distribution, refer to Note 14 – "Related party transactions" for further information.